Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 981,566	$ 938,117
Less - Valuation allowance	(981,566)	(938,117)
Total net deferred tax assets